UNITED STATES SECURITIES AND EXCHANGE COMISSION
WASHINGTON, DC  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2012

Check here if Amendment [ ]; Amendment Number: 1
This Amendment (Check only one.): [  ] is a restatement.
				  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Appaloosa Management L.P.
Address:	51 JFK Parkway, Suite 250B
		Short Hills, NJ 07078

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:		Michael L. Palmer
Title:		Chief Financial Officer
Phone:		973-701-7000

Signature, Place and Date of Signing:

	Michael L. Palmer		Short Hills, New Jersey		02/14/2013
Report Type (check only one):
[X ] 13F Holdings Report
[  ] 13F Notice
[  ] 13F Combination Report

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQIURED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:  0
Form 13F Information Table Entry Total: 58
Form 13F Information Table Value Total: 4,616,690,000

Name of Issuer					Title of Class		CUSIP		Fair Market	Shares or	Investment Discretion				Managers		Voting Authority (Shares)
									Number		Value		Principal	(a) Sole	(b) Shared -	(c) Shared -			(a) Sole	(b) Shared	(c) None
											Amount		As Defined	Other

-------------------------------------       ---------------- 		--------------	 ---------	----------     ----
American International Group			COM NEW			026874784	213,883 	6,059,000 	x				 				6,059,000
Apple Inc					COM			037833100	486,476 	912,661 	x				 				912,661
Bank of America Corp				COM			060505104	28,803 		2,483,008 	x				 				2,483,008
Beazer Homes USA Inc				COM NEW			07556Q881	21,519 		1,274,095 	x				 				1,274,095
Berry Plastics Group Inc			COM			08579W103	21,308 		1,325,100 	x				 				1,325,100
Borgwarner Inc					COM			099724106	15,956 		222,789 	x				 				222,789
Boyd Gaming Corp				COM			103304101	12,418 		1,870,254 	x				 				1,870,254
Broadcom Corp					CL A			111320107	113,579 	3,420,025 	x				 				3,420,025
Calumet Specialty Products Partners LP		UT LTD PARTNER		131476103	21,991 		723,639 	x				 				723,639
Celanese Corp					COM SER A		150870103	29,294 		657,852 	x				 				657,852
CF Industries Holdings Inc			COM			125269100	9,745 		47,967 		x				 				47,967
Chimera Investment Corp				COM			16934Q109	23,490 		9,000,000 	x				 				9,000,000
Citigroup Inc					COM NEW			172967424	363,736 	9,194,547 	x				 				9,194,547
Dean Foods Co					COM			242370104	28,480 		1,725,000 	x				 				1,725,000
Delphi Automotive PLC 				SHS			G27823106	33,870 		885,483 	x				 				885,483
Delta Air Lines Inc				COM NEW			247361702	122,310 	10,304,135 	x				 				10,304,135
EMC Corp					COM			268648102	104,698 	4,138,269 	x				 				4,138,269
Ensco PLC					SHS CLASS A		G3157S106	42,750 		721,149 	x				 				721,149
Ford Motor Co.					COM PAR $0.01		345370860	144,457 	11,154,973 	x				 				11,154,973
Freeport-McMoRan Copper & Gold Inc		COM			35671D857	17,796 		520,337 	x				 				520,337
Fusion-io Inc					COM			36112J107	32,216 		1,404,977 	x				 				1,404,977
General Motors Corp				*W EXP 07/10/201	37045V118	3,423 		175,561 	x				 				175,561
General Motors Corp				*W EXP 07/10/201	37045V126	2,193 		175,561 	x				 				175,561
General Motors Corp				COM			37045V100	154,483 	5,358,400 	x				 				5,358,400
Goodyear Tire & Rubber Co			COM			382550101	198,113 	14,345,610 	x				 				14,345,610
Google Inc					CL A			38259P508	131,304 	185,100 	x				 				185,100
HCA Holdings Inc				COM			40412C101	130,501 	4,325,532 	x				 				4,325,532
Huntsman Corp					COM			447011107	117,660 	7,400,000 	x				 				7,400,000
JPMorgan Chase & Co				COM			46625H100	101,183 	2,301,178 	x				 				2,301,178
Masco Corp					COM			574599106	67,981 		4,080,479 	x				 				4,080,479
MetLife Inc					COM			59156R108	111,530 	3,385,858 	x				 				3,385,858
MFA Financial Inc				COM			55272X102	7,082 		873,283 	x				 				873,283
MGM Mirage					COM			552953101	80,312 		6,899,615 	x				 				6,899,615
Microsoft Corp					COM			594918104	84,237 		3,151,400 	x				 				3,151,400
MPG Office Trust Inc				COM			553274101	12,625 		4,099,174 	x				 				4,099,174
Mueller Water Products Inc			COM SER A		624758108	42,364 		7,551,469 	x				 				7,551,469
NetApp Inc					COM			64110D104	23,982 		714,799 	x				 				714,799
Noble Corp					NAMEN -AKT		H5833N103	46,639 		1,339,443 	x				 				1,339,443
Oracle Corp					COM			68389X105	79,805 		2,395,110 	x				 				2,395,110
Owens Corning Inc				COM			690742101	87,578 		2,367,616 	x				 				2,367,616
Powershares QQQ Trust				UNIT SER 1		73935A104	105,165 	1,615,182 	x				 				1,615,182
Powershares QQQ Trust				CALL			73935A904	4,596 		106,767 	x				 				106,767
QUALCOMM Inc					COM			747525103	171,792 	2,769,941 	x				 				2,769,941
Sandisk Corp					COM			80004C101	42,253 		970,000 	x				 				970,000
Sealed Air Corp					COM			81211K100	32,379 		1,849,190 	x				 				1,849,190
SPDR S&P 500 ETF Trust				TR UNIT			78462F103	119,341 	837,366 	x				 				837,366
SPDR S&P 500 ETF Trust				CALL			78462F903	20,264 		192,058 	x				 				192,058
Tenneco Inc					COM			880349105	4,088 		116,448 	x				 				116,448
Teradyne Inc					COM			880770102	6,394 		378,596 	x				 				378,596
The Hartford Financial Services Group		*W EXP 06/26/201	416515120	17,193 		1,275,475 	x				 				1,275,475
The Hartford Financial Services Group		COM			416515104	111,840 	4,983,959 	x				 				4,983,959
Transocean Inc.					REG SHS			H8817H100	66,986 		1,500,255 	x				 				1,500,255
Two Harbors Investment Corp			COM			90187B101	27,035 		2,440,000 	x				 				2,440,000
United Continental Holdings Inc			COM			910047109	213,193 	9,118,613 	x				 				9,118,613
US Airways Group Inc				COM			90341W108	162,932 	12,069,029 	x				 				12,069,029
Valero Energy Corp				COM			91913Y100	26,429 		774,576 	x				 				774,576
Weatherford Intl Ltd				REG SHS			H27013903	56,041 		5,008,107 	x				 				5,008,107
Whirlpool Corp					COM			963320106	56,998 		560,180 	x				 				560,180